SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income Per Ordinary Share (Q2) (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) Per Ordinary Share [Abstract]
Antidilutive securities excluded from computation of loss per share (in shares)						0	0
Numerator:
Allocation of net (loss) income	$ (7,518,082)	$ 8,009,333	$ 5,425,883	$ 5,572,126	$ (20,851,423)	$ 491,251	$ 10,998,009	$ 23,194,905
Class A Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Share [Abstract]
Number of securities to be called by each warrant (in shares)	32,360,000					32,360,000		32,360,000
Antidilutive securities excluded from computation of loss per share (in shares)								29,600,000
Numerator:
Allocation of net (loss) income	$ (6,014,466)		$ 4,340,706			$ 393,001	$ 8,798,407	$ 18,555,924	$ (17,023,763)
Denominator:
Weighted average shares outstanding, basic (in shares)	27,600,000		27,600,000		21,660,759	27,600,000	27,600,000	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	27,600,000		27,600,000		21,660,759	27,600,000	27,600,000	27,600,000	21,660,759
Basic net income (loss) per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income	$ (1,503,616)		$ 1,085,177			$ 98,250	$ 2,199,602	$ 4,638,981	$ (3,827,660)
Denominator:
Weighted average shares outstanding, basic (in shares)	6,900,000		6,900,000		4,870,253	6,900,000	6,900,000	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	6,900,000		6,900,000		4,870,253	6,900,000	6,900,000	6,900,000	4,870,253
Basic net income (loss) per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)